UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if amendment [  ]; Amendment Number: __

This Amendment (Check only one):  [  ] a restatement
                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:    Greenhaven Associates, Inc.
         Three Manhattanville Road
         Purchase, NY 10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris A. Wachenheim
Title:   Executive Vice President
Phone:   914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim            Purchase, NY             February 7, 2011
------------------------            ------------             ----------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager: [If there are no entries in this list omit this section.]

Form 13F File Number                        Name

----------------------------------          ------------------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                      13F Period Ending December 31, 2010

             COL 1                        COL 2     COL 3         COL4       COL 5            COL 6                    COL 7
                                        TITLE OF                VALUE      PRINCIPAL                SHARED
                                          CLASS     CUSIP       ($000)       AMOUNT       SOLE       OTHER        SOLE        NONE
3M Company (MMM)                         COMMON   88579Y101     280,440    3,249,598    644,283    2,605,315     644,283   2,605,315
Agilent  Technologies, Inc. (A)          COMMON   00846U101     237,394    5,729,993    809,544    4,920,449     809,544   4,920,449
Air Products & Chemicals (APD)           COMMON   009158106     233,822    2,570,884    348,375    2,222,509     348,375   2,222,509
Baker Hughes Inc. (BHI)                  COMMON   057224107     212,082    3,709,676    592,500    3,117,176     592,500   3,117,176
Becton Dickinson & Co (BDX)              COMMON   075887109     256,328    3,032,753    544,400    2,488,353     544,400   2,488,353
Devon Energy Corp (DVN)                  COMMON   25179M103     334,467    4,260,183    935,600    3,324,583     935,600   3,324,583
Emerson Electric Company (EMR)           COMMON   291011104      74,167    1,297,300               1,297,300               1,297,300
EQT Corporation (EQT)                    COMMON   26884L109     118,161    2,635,167    517,500    2,117,667     517,500   2,117,667
FedEx Corp (FDX)                         COMMON   31428X106     330,475    3,553,110    877,870    2,675,240     877,870   2,675,240
International Business Machines (IBM)    COMMON   459200101     203,905    1,389,375    213,500    1,175,875     213,500   1,175,875
Molex Inc.  (MOLX)                       COMMON   608554101      32,617    1,435,600    305,000    1,130,600     305,000   1,130,600
Molex Inc. - CL A  (MOLXA)               COMMON   608554200       2,181      115,601     21,000       94,601      21,000      94,601
Pall Corp (PLL)                          COMMON   696429307     133,624    2,695,126    443,633    2,251,493     443,633   2,251,493
Perkinelmer, Inc. (PKI)                  COMMON   714046109      43,117    1,669,900               1,669,900               1,669,900
Plains All Amer Pipeline LP (PAA)        COMMON   726503105       3,391       54,000      4,000       50,000       4,000      50,000
Praxair Inc. (PX)                        COMMON   74005P104      43,436      454,970      6,060      448,910       6,060     448,910
RHJ International (RHJIF)                COMMON   749561205      13,073    1,632,025  1,198,900      433,125   1,198,900     433,125
Rockwell Collins, Inc. (COL)             COMMON   774341101     126,040    2,163,409    280,200    1,883,209     280,200   1,883,209
Thermo Fisher Scientific (TMO)           COMMON   883556102     106,577    1,925,160    130,000    1,795,160     130,000   1,795,160
Tyco Electronics Ltd (TEL)               COMMON   H8912P106      51,095    1,443,360               1,443,360               1,443,360
Union Pacific Corp (UNP)                 COMMON   907818108     103,407    1,115,979     89,275    1,026,704      89,275   1,026,704
United Parcel Service (UPS)              COMMON   911312106      27,559      379,700     34,600      345,100      34,600     345,100
                                                              2,967,356